PROPERTY, PLANT AND EQUIPMENT - Additional Disclosure (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Properties. fair value	$ 2.4	$ 1.7